Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury share reserve	Capital reserve	Retained earnings reserve	Other comprehensive income (loss)
Equity at beginning of the period at Dec. 31, 2021	$ 195,197	$ 7	$ 168,997	$ 0	$ 1,817	$ 23,344	$ 1,032
Comprehensive income for the year
Profit for the year	18,707	0	0	0	0	18,707	0
Exchange variation in foreign investments	(3,210)	0	0	0	0	0	(3,210)
Cash flow hedges – net of tax	(3,160)	0	0	0	0	0	(3,160)
Total comprehensive income (loss) for the year	12,337	0	0	0	0	18,707	(6,370)
Contributions, distribution and constitution of reserves
Issues of ordinary shares related to business combinations	5,649	0	5,649	0	0	0	0
Equity settled share-based payment - Vested immediately	34,023	0	0	0	34,023	0	0
Equity settled share-based payment	1,061	0	0	0	1,061	0	0
Share options exercised	2,413	0	0	0	2,413	0	0
Total contributions and distribution and constitution of reserves	43,146	0	5,649	0	37,497	0	0
Equity at end of the period at Dec. 31, 2022	250,680	7	174,646	0	39,314	42,051	(5,338)
Comprehensive income for the year
Profit for the year	26,363	0	0	0	0	26,363	0
Exchange variation in foreign investments	10,725	0	0	0	0	0	10,725
Cash flow hedges – net of tax	2,658	0	0	0	0	0	2,658
Total comprehensive income (loss) for the year	39,746	0	0	0	0	26,363	13,383
Contributions, distribution and constitution of reserves
Treasury shares acquired	(8,853)	0	0	(8,853)	0	0	0
Equity settled share-based payment	9,595	0	0	0	9,595	0	0
Restricted stock units exercised	92	0	3,250	1,038	(4,196)	0	0
Share options exercised	243	0	0	0	243	0	0
Issuance of shares as consideration	0	0	3,196	7,815	(11,011)	0	0
Total contributions and distribution and constitution of reserves	1,077	0	6,446	0	(5,369)	0	0
Equity at end of the period at Dec. 31, 2023	291,503	7	181,092	0	33,945	68,414	8,045
Comprehensive income for the year
Profit for the year	29,494	0	0	0	0	29,494	0
Exchange variation in foreign investments	(28,807)	0	0	0	0	0	(28,807)
Cash flow hedges – net of tax	(3,564)	0	0	0	0	0	(3,564)
Total comprehensive income (loss) for the year	(2,877)	0	0	0	0	29,494	(32,371)
Contributions, distribution and constitution of reserves
Treasury shares acquired	(14,098)	0	0	(14,098)	0	0	0
Equity settled share-based payment	4,739	0	0	0	4,739	0	0
Restricted stock units exercised	0	0	717	1,283	(2,000)	0	0
Share options exercised	814	0	(188)	458	544	0	0
Incentive stock options exercised	43	0	(32)	75	0	0	0
Treasury shares reissued	0	0	4,744	5,825	(10,569)	0	0
Total contributions and distribution and constitution of reserves	(8,502)	0	5,241	(6,457)	(7,286)	0	0
Equity at end of the period at Dec. 31, 2024	$ 280,124	$ 7	$ 186,333	$ (6,457)	$ 26,659	$ 97,908	$ (24,326)